Other equity instruments and own shares (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2017
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Fidelity bonds, nominal value					€ 981
Reserve of equity component of convertible instruments	€ 0	€ 720	€ 688		€ 686
Equity	€ 107,327	€ 104,241	€ 97,585	€ 97,053
Share capital (in shares)	15,152,492,322	16,184,146,059	16,794,401,584	17,340,641,302
Treasury shares, held by the group, as a percentage of issued share capital (in percentage)	0.10%	1.84%	1.45%
Purchase of treasury shares (in shares)	930,610,636	911,293,677
Average purchase price of bank shares (in euro per share)	€ 4.34	€ 3.41
Treasury shares, number of shares amortized (in shares)	1,031,653,737	610,255,525
Treasury shares, number of shares transferred (in shares)	181,243,113	246,911,504
Average selling price of bank shares (in euro per share)	€ 4.22	€ 3.34
Treasury shares, number of shares transferred through donations (in shares)	22,167,105	6,617,008
Net profit from transaction with treasury shares	€ 8	€ 13	€ 7
2022 Program, Second
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)		389,312,719
2023 Program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)		286,842,316
2023 Program, Second
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	403,030,171
2024 Program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	341,781,250
Other equity instruments
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Equity	€ 217	€ 195	175	€ 152
(-) Own shares
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Equity	€ (68)	€ (1,078)	€ (675)	€ (894)
Share capital (in shares)	15,529,459	297,815,673	243,689,025